Common Stock Purchase Warrants (Details Narrative)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants exercisable, description	warrants are exercisable from December 10, 2021 through December 10, 2026.
Expected life	6 years 3 months
IPO [Member]
Purchase of warrants shares | shares	208,333
Purchase of warrants price per share | $ / shares	$ 7.50
Warrants exercisable, description	warrants are exercisable from June 7, 2022 through December 10, 2026.
Warrant [Member]
Purchase of warrants shares | shares	4,791,665
Purchase of warrants price per share | $ / shares	$ 6.00
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	0.0082
Warrant [Member] | Measurement Input, Expected Term [Member]
Expected life	5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	1.24
Warrant [Member] | IPO [Member]
Purchase of warrants shares | shares	4,166,666
Purchase of warrants price per share | $ / shares	$ 6.00
Warrant [Member] | Over-Allotment Option [Member]
Purchase of warrants shares | shares	624,999
Purchase of warrants price per share | $ / shares	$ 0.001